SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS UNDER OPERATING LEASES (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases
2023 (excluding the six months ended June 30, 2023)	$ 242,379
2023	121,406	$ 484,759
Thereafter
Total lease payment	363,785	606,164
Less: Imputed interest	(24,967)	(37,702)
Operating lease liabilities	338,818	568,462
Operating lease liability - current	338,818	213,831	$ 112,322
Operating lease liability - non-current		354,631	$ 125,640
2024		121,405
Thereafter